Prepayments and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Prepayments and other receivables [Line Items]
V.A.T.	$ 27,052	$ 37,811
Income tax payments in advance	20,609	9,668
Other prepaid taxes	1,069	966
Prepayments and other receivables	8,282	7,889
Total prepaid taxes	58,047	58,153
Current	51,016	54,659
Non current	7,031	3,494
Total prepaid taxes	58,047	58,153
Entities with joint control or significant influence over entity [member]
Disclosure of Prepayments and other receivables [Line Items]
To be recovered from co-ventures (Note 34)	$ 1,035	$ 1,819	$ 2,455